Leases - Schedule of Lease Liabilities (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Lease liabilities [abstract]
Expenses relating to short-term leases	$ 337	$ 403
Interest expense on lease liabilities	69	64	$ 60
Variable lease payments not included in the measurement of lease liabilities	59	59
Total cash outflows for leases	1,333	1,325
Increase through capitalization of short-term leases, property, plant and equipment	$ 543	$ 514